GOLDMAN SACHS TRUST

Select Satellite Portfolios

Class A Shares and Class C Shares of
Absolute Return Tracker Fund

Supplement dated July 29, 2008 to the
Prospectuses dated May 23, 2008 (the “Prospectuses”)

Fund of Funds Portfolios
Select Satellite Funds
Structured Tax-Advantaged Equity Funds

Class A Shares, Class B Shares and Class C Shares of

Balanced Strategy Portfolio
Growth and Income Strategy Portfolio
Growth Strategy Portfolio
Equity Growth Strategy Portfolio
Real Estate Securities Fund
Tollkeeper Fund
Structured Tax-Managed Equity Fund

Class A Shares and Class C Shares of

Satellite Strategies Portfolio
Income Strategies Portfolio
Commodity Strategy Fund
U.S. Equity Dividend and Premium Fund
International Real Estate Securities Fund
Structured International Tax-Managed Equity Fund
International Equity Dividend and Premium Fund

Supplement dated July 29, 2008 to the
Prospectuses dated April 29, 2008 (the “Prospectuses”)

Global Tax-Aware Equity Portfolios

Class A Shares of
Tax-Advantaged Global Equity Portfolio
Enhanced Dividend Global Equity Portfolio

Supplement dated July 29, 2008 to the
Prospectuses dated April 29, 2008 (the “Prospectuses”)

Structured Equity Funds
International Equity Funds
Structured Flex Funds

Class A Shares, Class B Shares and Class C Shares of

Structured Small Cap Growth Fund
Strategic International Equity Fund
Structured Small Cap Value Fund

Class A Shares and Class C Shares of

Structured U.S. Equity Flex Fund
Structured International Equity Flex Fund
Structured International Small Cap Fund
Structured Emerging Markets Equity Fund

Supplement dated July 29, 2008 to the
Prospectuses dated February 29, 2008 (the “Prospectuses”)

Domestic Equity Funds

Class A Shares and Class C Shares of
All Cap Growth Fund

Supplement dated July 29, 2008 to the
Prospectuses dated January 28, 2008 (the “Prospectuses”)

Domestic Equity Funds
Structured Equity Funds
International Equity Funds
Retirement Strategies Portfolios

Class A Shares, Class B Shares and Class C Shares of
Concentrated Growth Fund
Small Cap Value Fund
Mid Cap Value Fund
Growth Opportunities Fund
Small/Mid Cap Growth Fund
Strategic Growth Fund
Capital Growth Fund
Large Cap Value Fund
Growth and Income Fund
Structured Small Cap Equity Fund
Structured Large Cap Growth Fund
Structured Large Cap Value Fund
Structured U.S. Equity Fund

Structured International Equity Fund
Balanced Fund
Asia Equity Fund
Emerging Markets Equity Fund
International Small Cap Fund
Japanese Equity Fund
Concentrated International Equity Fund

Class A Shares and Class C Shares of
Concentrated Emerging Markets Equity Fund
BRIC Fund

Class A Shares of
Retirement Strategies 2010 Portfolio
Retirement Strategies 2015 Portfolio
Retirement Strategies 2020 Portfolio
Retirement Strategies 2030 Portfolio
Retirement Strategies 2040 Portfolio
Retirement Strategies 2050 Portfolio

Supplement dated July 29, 2008 to the
Prospectuses dated December 28, 2007 (the “Prospectuses”)

The following is inserted in the Shareholder Guide of each Prospectus as indicated:

•	Class A, B, and C Shares Prospectuses: after the last bullet point of the first paragraph of the section “Common Questions Applicable to the Purchase of Class A, B and C Shares — In What Situations May the CDSC on Class A, B Or C Shares Be Waived Or Reduced?”;

•	Class A and C Shares Prospectuses: after the last bullet point of the first paragraph of the section “Common Questions Applicable to the Purchase of Class A and C Shares — In What Situations May the CDSC on Class A Or C Shares Be Waived Or Reduced?”; and

•	Class A Shares Prospectuses: after the last bullet point of the first paragraph of the section “Common Questions Applicable to the Purchase of Class A Shares — In What Situations May the CDSC on Class A Shares Be Waived Or Reduced?”:

•	Other redemptions, at the discretion of the Trust’s officers, relating to shares purchased through certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations investing in the Funds.

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